Additional Cash Flow Disclosure - Summary of Changes in Operating Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Trade and other receivables	$ (1,613,797)	$ (163,066)
Prepaid expenses	2,458,170	(279,770)
Inventories	(2,018,463)	(2,674,208)
Trade and other payables	7,349,432	2,654,024
Deferred revenues	(285,004)	(1,563,113)
Provisions	1,932,084	(1,137,281)
Other liabilities	(64,688)
Changes in operating assets and liabilities	$ 7,757,734	$ (3,163,414)